Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Liability component:
Principal	$ 2,103,917	¥ 14,966,211	¥ 13,402,897
Less: unamortized debt discount	10,635	75,652	750,725
Net carrying amount	2,093,282	14,890,559	12,652,172
Equity component:
Carrying amount	$ 50,612	¥ 360,025	¥ 1,793,011